Disposal of subsidiary (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of effect of disposal on the financial position

For the year ended December 31, 2018
Consideration to be received	2,624
Less net liabilities, including:
Assets disposed	(19,162)
Liabilities disposed	26,756

Total net liabilities	7,594
Less currency translation reserve released on disposal	44
Less non-controlling interest disposed	(4,131)

Gain on disposal of subsidiary	6,131

Consideration received, satisfied in cash	—
Cash and cash equivalents disposed of	(10,847)

Net cash outflow	(10,847)

Summary of results of subsidiary disposed

	For the year ended December 31,
	2018	2017
Revenue	16,484	39,395
Operating costs and expenses (exclusive of depreciation and amortization)	(23,770)	(38,092)
Depreciation and amortization	(101)	(245)

Operating (loss)/income	(7,387)	1,058
Net foreign exchange gain	231	670

(Loss)/profit before income tax	(7,156)	1,728
Income tax recovery/(expense)	670	(345)

Net (loss)/income for the year	(6,486)	1,383

Attributable to:
Owners of the Company	(3,308)	706
Non-controlling interest	(3,178)	678

CV Keskus OU [Member]
Statement [Line Items]
Summary of effect of disposal on the financial position

For the year ended December 31, 2017
Cash received	797,352
Less settlement of loan	(30,658)
Less net assets, including:
Assets held for sale	(358,976)
Liabilities held for sale	115,683

Total net assets	(243,293)
Less currency translation reserve released on disposal	(84,286)

Gain on disposal of subsidiary	439,115

Consideration received, satisfied in cash	797,352
Cash and cash equivalents disposed of	(32,775)

Net cash inflow	764,577

Summary of results of subsidiary disposed

For the year ended December 31, 2017
Revenue	54,191
Operating costs and expenses (exclusive of depreciation and amortization)	(38,307)
Depreciation and amortization	—

Operating income	15,884
Net finance costs	(2)

Profit before income tax	15,882
Income tax	—

Net income for the year	15,882